Royalties, mining and income tax, and deferred tax - Receivables and payables (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mining and income tax
Tax, carbon tax and royalties receivable	R (973)	R (723)	R (1,245)
Tax, carbon tax and royalties payable	743	104	199
Non-current portion of tax, carbon tax and royalties payable	64	11	10
Current portion of tax, carbon tax and royalties payable	679	93	189
Net tax, carbon tax and royalties receivable	(230)	(619)	(1,046)
Reconciliation of the net tax, carbon tax and royalties receivable balance:
Balance at beginning of the year	(619)	(1,046)	649
Royalties, carbon tax and current tax1	4,230	11,106	16,224
Royalties, carbon tax and tax paid	(4,131)	(10,681)	(17,894)
Royalties and carbon tax paid	(922)	(1,815)	(3,055)
Tax paid	(3,209)	(8,866)	(14,839)
Tax payable/(receivable) on acquisition of subsidiaries	285	(3)	0
Other	10	(8)	0
Foreign currency translation	(5)	13	(25)
Balance at end of the year	R (230)	R (619)	R (1,046)